EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

11. EARNINGS PER SHARE

The following is a reconciliation of the income and share data used in the basic and diluted earnings per share (EPS) computations for the years ended December 31:

In millions, except per-share amounts	2012	2011 (1)	2010 (1)
Income from continuing operations before attribution of noncontrolling interests	$7,818	$11,147	$10,899
Less: Noncontrolling interests from continuing operations	219	148	329
Net income from continuing operations (for EPS purposes)	$7,599	$10,999	$10,570
Income (loss) from discontinued operations, net of taxes	(58)	68	(16)
Less: Noncontrolling interests from discontinuing operations	—	—	(48)
Citigroup’s net income	$7,541	$11,067	$10,602
Less: Preferred dividends	26	26	9
Net income available to common shareholders	$7,515	$11,041	$10,593
Less: Dividends and undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to basic EPS	166	186	90
Net income allocated to common shareholders for basic EPS	$7,349	$10,855	$10,503
Add: Interest expense, net of tax, on convertible securities and adjustment of undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to diluted EPS	11	17	2
Net income allocated to common shareholders for diluted EPS	$7,360	$10,872	$10,505
Weighted-average common shares outstanding applicable to basic EPS	2,930.6	2,909.8	2,877.6
Effect of dilutive securities
T-DECs	84.2	87.6	87.8
Other employee plans	0.6	0.5	1.9
Convertible securities	0.1	0.1	0.1
Options	—	0.8	0.4
Adjusted weighted-average common shares outstanding applicable to diluted EPS	3,015.5	2,998.8	2,967.8
Basic earnings per share (2)
Income from continuing operations	$2.53	$3.71	$3.64
Discontinued operations	(0.02)	0.02	0.01
Net income	$2.51	$3.73	$3.65
Diluted earnings per share (2)
Income from continuing operations	$2.46	$3.60	$3.53
Discontinued operations	(0.02)	0.02	0.01
Net income	$2.44	$3.63	$3.54

(1)   All per-share amounts and Citigroup shares outstanding for all periods reflect Citigroup’s 1-for-10 reverse stock split which was effective May 6, 2011.

(2)   Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.

During 2012, 2011 and 2010 weighted-average options to purchase 35.8 million, 24.1 million and 38.6 million shares of common stock, respectively, were outstanding but not included in the computation of earnings per share because the weighted-average exercise prices of $54.18, $123.47 and $102.89, respectively, were greater than the average market price of the Company’s common stock.

Warrants issued to the U.S. Treasury as part of the Troubled Asset Relief Program (TARP) and the loss-sharing agreement (all of which were subsequently sold to the public in January 2011), with an exercise price of $178.50 and $106.10 for approximately 21.0 million and 25.5 million shares of common stock, respectively, were not included in the computation of earnings per share in 2012, 2011 and 2010, because they were anti-dilutive.

The final tranche of equity units held by the Abu Dhabi Investment Authority (ADIA) converted into 5.9 million shares of Citigroup common stock during the third quarter of 2011. Equity units of approximately 11.8 million shares of Citigroup common stock held by ADIA were not included in the computation of earnings per share in 2010 because the exercise price of $318.30 was greater than the average market price of the Company’s common stock.

Pursuant to the terms of Citi’s previously outstanding Tangible Dividend Enhanced Common Stock Securities (T-DECs), on December 17, 2012, the Company delivered 96,337,772 shares of Citigroup common stock for the final settlement of the prepaid stock purchase contract. The impact of these additional shares to the weighted-average common shares outstanding applicable to basic EPS for the year ended 2012 was negligible due to the timing of when they were issued. The full impact of the T-DECs settlement will be reflected in the basic earnings per share calculation for the first quarter of 2013. The impact of the T-DECs was fully reflected in the diluted shares and the diluted EPS for 2012, 2011 and 2010.

During the fourth quarter of 2012, Citi issued approximately $2.25 billion of non-cumulative perpetual preferred stock. If declared by the Board of Directors, Citi will distribute preferred dividends of approximately $97 million relating to its preferred stock issuance during 2013.